Executive Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2017 COP ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 COP ($)
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation expense	$ 817,000,000		$ 742,000,000		$ 655,000,000
Commitment payments in cash	$ 0		$ 0
CEMEX Latam Holdings, S.A [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years	4 years
Share-based compensation shares issued	172,981	172,981	271,461	271,461	242,618	242,618
Share-based compensation shares expected to be issued | shares	798,552
Weighted average price per granted shares		$ 13,077		$ 13,423		$ 14,291
CPO [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years	4 years
Share-based compensation annual grant percentage	25.00%	25.00%
Share-based compensation shares issued	53,200,000	53,200,000	53,900,000	53,900,000	49,200,000	49,200,000
Share-based compensation shares expected to be issued | shares	79,000,000
Weighted average price per granted shares	$ 14.28		$ 13.79		$ 13.34